Employee Benefits Expense	12 Months Ended
Dec. 31, 2018
EMPLOYEE BENEFITS EXPENSE.
Employee Benefits Expense

30.  EMPLOYEE BENEFITS EXPENSE.

Employee expenses for the years ended December 31, 2018, 2017 and 2016, are as follows:

	For the years ended December 31,
	2018	2017	2016
Employee Benefits Expense	ThCh$	ThCh$	ThCh$
Wages and salaries	(102,897,710)	(100,653,880)	(100,938,761)
Post-employment benefit obligations expense	(1,881,202)	(2,091,205)	(1,899,660)
Social security and other contributions	(13,405,944)	(13,150,402)	(21,260,007)
Other employee expenses	(4,945,478)	(5,608,290)	—
Total	(123,130,334)	(121,503,777)	(124,098,428)